Income taxes - Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before taxes	$ (11,130)	$ (2,122)	$ (18,742)	$ (1,918)	$ (9,781)	$ (6,312)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					26.50%	26.50%
Asset Management
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before taxes	(11,130)	(2,122)	(18,742)	(1,918)	$ (9,781)	$ (6,312)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					26.50%	26.50%
Income tax expense at Canadian statutory tax rate	(1,919)	(562)	(3,936)	(508)	$ (2,592)	$ (1,673)
Permanent differences in tax rate on income not subject to tax	638	(74)	2,447	(149)	1,368	73
Valuation allowance on deferred tax assets	1,549	4,040	3,318	422	(1,375)	2,508
Foreign rate differentials	372	87	176	(105)	(104)	121
Foreign accrual property income impact	1,181	(3,200)	0	849	2,947	(566)
Other	157	18	0	(16)	362	(72)
Income tax expense (benefit) — Asset Management	2,306	309	2,333	493	$ 606	$ 391
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	(1,162)	0	(1,162)	0
Effective Income Tax Rate Reconciliation, Domestication of Entity	$ 1,490	$ 0	$ 1,490	$ 0
Asset Management | United States
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Asset Management | Canada
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			26.50%	26.50%